Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 03, 2018	Mar. 13, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Non-cash financing activities
Shares issued under the dividend reinvestment plan			$ 631	$ 1,452	$ 726
Shares issued from the conversion of Westpac CPS			566
Restricted cash			0	38
Westpac CPS converted to Westpac Capital Notes
Non-cash financing activities
Number of Westpac CPS converted		6,233,643
Value of Westpac CPS converted		$ 623
Westpac CPS converted to ordinary shares
Non-cash financing activities
Value of Westpac CPS converted	$ 566
Value per share of Westpac CPS transferred to nominated party prior to conversion	$ 100
Shares issued on conversion of Westpac CPS	19,189,765
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan			631	1,452
Shares issued from the conversion of Westpac CPS			566
Restricted cash			$ 0	$ 0